File Number:  33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933




                                                               April 1, 2013



                         Pioneer Growth Opportuntites VCT Portfolio


                        Supplement to the May 1, 2012 Prospectuses,
	         as in effect and as may be amended from time to time


Portfolio summary

The following replaces the information in the "Management" chart in the section entitled "Portfolio summary":


Portfolio management  Marco Pirondini, Executive Vice President, Head of
                      Equities, U.S. of Pioneer (portfolio manager of the portfolio since 2013) and Shaji John, Vice President of Pioneer (portfolio manager of the portfolio since 2013).



                                                                  26549-00-0413
                                       (c) 2013 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC